Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of the Assets Acquired, and the Associated Consideration

All figures in £ millions	2021 Faethm	2021 Other	2021 Total	2020 Total	2019 Total
Intangible assets	21	6	27	—	23
Deferred tax asset	11	—	11	—	—
Trade and other receivables	1	1	2	—	1
Cash	4	—	4	—	—
Trade and other liabilities	(4)	(1)	(5)	—	(2)
Deferred tax liabilities	(6)	—	(6)	—	—

Net assets acquired	27	6	33	—	22
Goodwill	38	5	43	—	18

Total	65	11	76	—	40

Satisfied by:
Cash consideration	49	5	54	—	40
Contingent consideration	10	6	16	—	—
Fair value of existing investment	6	—	6	—	—

Total consideration	65	11	76	—	40

Schedule of Cash Flow on Acquisitions
The net cash outflows related to the acquisitions are set out in the table below. In addition to the current year acquisitions, the other net cash outflows on acquisition of subsidiaries in 2021, 2020 and 2019 relate to deferred payments for prior year acquisitions.

All figures in £ millions	2021 Faethm	2021 Other	2021 Total	2020 Total	2019 Total
Cash flow on acquisitions
Cash – current year acquisitions	(49)	(5)	(54)	—	(40)
Cash and cash equivalents acquired	4	—	4	—	—
Deferred payments for prior year acquisitions and other items	—	(4)	(4)	(6)	(5)
Acquisition costs paid	(1)	—	(1)	—	—

Net cash outflow	(46)	(9)	(55)	(6)	(45)